Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Portfolio Income
Interest income	$ 1,164,675	$ 1,133,540	$ 3,487,913	$ 4,046,746
Interest expense	103,676	52,714	285,315	211,519
Net interest income, before interest on junior subordinated notes	1,060,999	1,080,826	3,202,598	3,835,227
Interest expense on junior subordinated notes	265,707	250,052	791,891	749,682
Net interest income	795,292	830,774	2,410,707	3,085,545
(Losses) gains on mortgage-backed securities	318,817	(1,978,544)	(1,230,829)	(342,624)
Losses on Eurodollar futures	(337,700)	(822,300)	(763,037)	(1,177,712)
Net portfolio income	776,409	(1,970,070)	416,841	1,565,209
Other income:
Gains on retained interests in securitizations	737,567	2,450,587	4,204,994	3,891,631
Other expense	58,800	(15,013)	36,002	(51,895)
Total other income	796,367	2,435,574	4,240,996	3,839,736
Expenses
Compensation and related benefits	391,767	443,041	1,231,139	1,392,853
Directors fees and liability insurance	138,215	150,338	412,109	453,201
Audit, legal and other professional fees	1,408,722	1,432,921	2,116,029	2,710,630
Direct REIT operating expenses	136,406	131,626	408,784	403,252
Other administrative	259,348	220,786	603,688	660,286
Total expenses	2,334,458	2,378,712	4,771,749	5,620,222
Income (loss) before income taxes	(761,682)	(1,913,208)	(113,912)	(215,277)
Income taxes	0	0	0	0
Net income (loss)	$ (761,682)	$ (1,913,208)	$ (113,912)	$ (215,277)
[CommonClassAMember]
Basic and Diluted Net income (loss) Per Share of:
Basic	$ (0.07)	$ (0.19)	$ (0.01)	$ (0.02)
Diluted	$ (0.07)	$ (0.19)	$ (0.01)	$ (0.02)
Weighted Average Shares Outstanding
Weighted Average Number Of Basic Shares Outstanding	10,329,421	9,916,755	10,232,169	9,852,956
Weighted Average Number Of Diluted Shares Outstanding	10,329,421	9,916,755	10,232,169	9,852,956
Dividends Declared Amount Per Share [Abstract]
Dividends Declared Per Common Share	$ 0	$ 0.0325	$ 0	$ 0.0650
[CommonClassBMember]
Basic and Diluted Net income (loss) Per Share of:
Basic	$ (0.07)	$ (0.19)	$ (0.01)	$ (0.02)
Diluted	$ (0.07)	$ (0.19)	$ (0.01)	$ (0.02)
Weighted Average Shares Outstanding
Weighted Average Number Of Basic Shares Outstanding	31,938	31,938	31,938	31,938
Weighted Average Number Of Diluted Shares Outstanding	31,938	31,938	31,938	31,938
Dividends Declared Amount Per Share [Abstract]
Dividends Declared Per Common Share	$ 0	$ 0.0325	$ 0	$ 0.0650